UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                    -------------

                    GMAM Absolute Return Strategies Fund, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2004
                                           -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


         GMAM ABSOLUTE RETURN STRATEGY FUND I
         (A Series of GMAM Absolute Return Strategies Fund, LLC)

         SEMI-ANNUAL REPORT TO MEMBERS FOR THE
         SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)


TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            Page


 Schedule of Investments                                                   1 - 2

 Statement of Assets, Liabilities and Members' Capital                         3

 Statement of Operations                                                       4

 Statements of Changes in Members' Capital                                     5

 Statement of Cash Flows                                                       6

 Notes to Financial Statements                                             7 -12

 Additional Information                                                       13

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    INITIAL
                                                                  ACQUISITION                     NUMBER OF
                                                                      DATE           COST           SHARES           VALUE
                                                                      ----           ----           ------           -----
INVESTMENTS IN INVESTMENT FUNDS ^ # (99.60%)
CONVERTIBLE ARBITRAGE (9.00%)
Aristeia International Limited, Class A                               Mar-03      $ 50,000,000        100,187     $   51,802,194
KBC Convertible Opportunities Fund, Class B                           Dec-03        50,000,000         33,586         50,039,362
Silverback Offshore Ltd. (USD), Class A3 Series 1                     Apr-04        50,000,000         50,000         47,371,258
                                                                                                                  --------------
                                                                                                                     149,212,814
                                                                                                                  --------------

DISTRESSED INVESTMENT (10.82%)
Cerberus International, Ltd.                                          Dec-01        45,000,000            151         63,188,571
King Street Capital, L.P.                                             Jun-02        60,000,000              *         73,232,087
STYX International Fund, Ltd., Series 1                               Apr-02        37,442,600         17,024         42,946,255
                                                                                                                  --------------
                                                                                                                     179,366,913
                                                                                                                  --------------

FIXED INCOME ARBITRAGE (3.48%)
The Obsidian (Offshore) Fund, Class III Series 353                    Feb-04        20,000,000         18,221         21,212,500
The Obsidian (Offshore) Fund, Class IV Master Series                  Sep-01        35,000,000         33,623         36,498,321
                                                                                                                  --------------
                                                                                                                      57,710,821
                                                                                                                  --------------

LONG/SHORT EQUITY (35.79%)
Alson Signature Fund Offshore Ltd., Class A Series 4                  Apr-04        50,000,000         43,106         47,671,000
Artis Technology Partners Ltd., Class A Series 1                      Jan-04        40,000,000        327,543         41,443,573
Artis Technology 2X Ltd., Class A Series 2                            Aug-04        10,000,000         79,383         10,124,800
Black Bear Offshore Fund Limited, Class A                             Jan-02        30,000,000        126,047         45,456,564
Front Point Offshore Value Discovery Fund, L.P.                       May-04        65,000,000              *         65,833,370
Itros Offshore Ltd., Class A Series 2                                 Oct-02        25,000,000         23,075         26,445,977
Red Sky Horizon Fund, Ltd., Class A Series 1                          May-02        35,000,000         34,927         34,070,400
Rosehill Japan Fund Ltd., Class A                                     Apr-02        15,000,000            788         18,444,988
Rosehill Japan Fund Ltd., Class C                                     Apr-02        25,000,000          1,291         30,218,046
Scout Capital Fund Ltd., Class A Series 1                             Dec-01        44,945,547        359,261         53,455,093
Spring Point Institutional Partners, L.P.                             Feb-03        60,000,000              *         61,642,220
Stadia Capital Limited, Class AB Series 1                             Jan-04        50,000,000        352,900         51,144,808
Stadia Capital Limited, Class AB Series 2                             Aug-04         5,000,000         35,121          5,072,651
Tosca Fund Ltd. USD Class                                             Apr-02        24,189,699        179,547         28,568,740
Zaxis Offshore Limited, Class A1                                      Nov-01        45,587,800         36,901         50,215,925
Zaxis Offshore Limited, Class A47                                     May-04        25,000,000         25,000         23,588,500
                                                                                                                  --------------
                                                                                                                     593,396,655
                                                                                                                  --------------

EQUITY MARKET NEUTRAL (4.12%)
Numeric European Long/Short Fund I L.P.                               Aug-03        34,894,296              *         38,440,271
Numeric Japanese Market Neutral Offshore Fund III
   Limited, Class B Series 1                                          Dec-02        25,000,000        250,000         29,956,750
                                                                                                                  --------------
                                                                                                                      68,397,021
                                                                                                                  --------------

                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                    INITIAL
                                                                  ACQUISITION                     NUMBER OF
                                                                      DATE           COST           SHARES           VALUE
                                                                      ----           ----           ------           -----
MERGER ARBITRAGE (1.21%)
CNH MA I Ltd., Class C Series Initial 1                               Nov-01      $ 20,054,405            199     $   20,044,923
                                                                                                                  --------------

MULTI-STRATEGY (35.24%)
AQR Absolute Return Offshore Fund Ltd., Class A
   Series Initial 4                                                   Aug-03        40,000,000            298         41,485,317
BBT Overseas Partners, L.P.                                           Sep-01        39,965,271         41,032         44,906,579
Castlerigg International Limited, Class A Series 1                    Nov-03        35,000,000        152,851         38,498,639
Castlerigg International Limited, Class A Series 2                    Feb-04        25,000,000        102,283         25,756,895
Deephaven Market Neutral Fund Class A1 Series 05/04                   May-04        50,000,000         50,000         49,247,500
Deephaven Market Neutral Fund Class A1 Series 07/04                   Jul-04        25,000,000         25,000         24,815,750
Double Black Diamond Ltd., Series B - Unrestricted                    Feb-04       100,000,000        515,478        100,863,584
Empyrean Capital Overseas Fund Ltd., Class A Series 2                 Aug-04        25,000,000         25,000         25,105,750
Sagamore Hill Fund Ltd., Class AA Series 118                          Apr-04        75,000,000         75,184         73,876,379
Shepherd Investments International Limited Class A                    Jan-02        77,641,815         28,963         84,976,453
UBS Global Equity Arbitrage Limited, Class A Series 1                 Oct-01        48,441,004         30,440         50,324,208
UBS Global Equity Arbitrage Limited, Class A Series 29                Jun-04        25,000,000         25,000         24,413,500
                                                                                                                  --------------
                                                                                                                     584,270,554
                                                                                                                  --------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST - $1,543,162,440)                                                  1,652,399,701
                                                                                                                  --------------

OTHER ASSETS, LESS LIABILITIES (0.34%)                                                                                 5,634,167
                                                                                                                  --------------

MEMBERS' CAPITAL  (100.00%)                                                                                       $1,658,033,868
                                                                                                                  --------------

# - Non-income producing securities.
* - Security is a partnership that does not issue shares.
^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of September 30, 2004 was $1,543,162,440 and $1,652,399,701, respectively.


                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds (cost - $1,543,162,440)           $1,652,399,701
Cash and cash equivalents                                             10,088,571
                                                                  --------------
     Total assets                                                  1,662,488,272
                                                                  --------------

LIABILITIES
Management fees payable                                                4,123,517
Board of Managers' fees payable                                           18,223
Other accrued expenses                                                   312,664
                                                                  --------------
     Total liabilities                                                 4,454,404
                                                                  --------------

MEMBERS' CAPITAL

MEMBERS' CAPITAL:
     Represented by:
         Capital contributions (net)                               1,548,796,607
         Accumulated net unrealized appreciation on investments      109,237,261
                                                                  --------------
MEMBERS' CAPITAL                                                  $1,658,033,868
                                                                  ==============

                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:

     Dividends                                                                 $     54,401
                                                                               ------------

EXPENSES:
     Management fees                                                              7,776,878
     Accounting and administration fees                                             277,254
     Professional fees                                                              200,750
     Board of Managers' fees                                                         35,000
     Miscellaneous expenses                                                          63,903
                                                                               ------------
     Total expenses                                                               8,353,785
                                                                               ------------

NET INVESTMENT LOSS                                                              (8,299,384)
                                                                               ------------

Net realized gain on Investments in Investment Funds                              1,879,876
                                                                               ------------

Net change in unrealized appreciation on Investments in Investment Funds          4,624,312
                                                                               ------------

NET REALIZED AND UNREALIZED GAINS                                                 6,504,188
                                                                               ------------

NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT OPERATIONS                                        $ (1,795,196)
                                                                               ============

                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                           Six Months Ended
                                                                          September 30, 2004             Year Ended
                                                                              (Unaudited)              March 31, 2004

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                       $ 1,144,829,064            $   609,999,464

    Capital contributions                                                       515,000,000                450,000,000

    Capital withdrawals                                                                  --                         --

    Net investment loss                                                          (8,299,384)                (8,758,649)

    Net realized gain on investments                                              1,879,876                  3,232,800

    Net change in unrealized appreciation on investments                          4,624,312                 90,355,449
                                                                            ---------------            ---------------

MEMBERS' CAPITAL, END OF PERIOD                                             $ 1,658,033,868            $ 1,144,829,064
                                                                            ===============            ===============

                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Decrease in Members' Capital derived from Investment Operations             $  (1,795,196)
  Adjustments to reconcile decrease in members' capital derived from
    Investment operations to net cash used in operating activities:
    Purchase of Investment Funds                                             (530,000,000)
    Proceeds from disposition of Investment Funds                              27,325,842
    Realized gain on Investment Funds                                          (1,879,876)
    Unrealized gain on Investment Funds                                        (4,624,312)
    Decrease in management fees payable                                          (608,909)
    Increase in other liabilities and accrued expenses                              3,878
                                                                            -------------
           Net cash used in operating activities                             (511,578,573)
                                                                            -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Capital contributions                                                       515,000,000
  Capital withdrawals
                                                                                       --
                                                                            -------------
           Net cash provided by financing activities                          515,000,000
                                                                            -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                       3,421,427

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                6,667,144
                                                                            -------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                                  $  10,088,571
                                                                            =============


                 See Notes to Accompanying Financial Statements

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     GMAM Absolute Return Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created GMAM Absolute Return Strategy Fund I, a series of the Company ("Fund I") which commenced operations on June 26, 2001. The investment advisor for Fund I is General Motors Investment Management Corporation (the "Advisor"), an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor acts as Fund I's investment advisor and manages the investment activities of Fund I.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and Fund I currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by each Portfolio Manager or Investment Fund to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Investment Funds' management. If the Advisor determines that the most recent value reported by the Investment Fund does not represent fair value or if the Investment Fund fails to report a value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date, and dividend expense on securities sold short is also recorded on ex-dividend date.

     Fund I does not isolate that portion of the results of operations arising from changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities held or sold during the year. Such foreign exchange gains or losses are included with the net realized and unrealized gains or losses on investments.

     Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     NET ASSET VALUATION - Fund I's net asset value is determined as of the close of business on the last day of each month and on certain other days as determined by the Board of Managers (the "Valuation Date"). All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

     FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or another party pursuant to the Investment Advisory Agreement or another agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     CASH EQUIVALENTS - Fund I treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2004, Fund I held $10,088,571 in cash equivalents in the JP Morgan Prime Money Market Fund.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period. Except as otherwise provided for in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement"), any expenditures payable by a Fund, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust, which owns approximately 94% of Fund I as of September 30, 2004. First Plaza Group Trust is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. The Advisor also serves as a fiduciary to each of the other Members of Fund I as of September 30, 2004.

     MANAGEMENT FEES - The Advisor is currently paid a fee, calculated monthly and payable quarterly, of 1.0% per annum based on Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates. Prior to Fund I's registration under the 1940 Act, the Advisor was paid an advisory fee by Fund I equal to actual expenses (including allocated salaries and certain items of overhead) incurred by the Advisor while advising and providing administrative services to Fund I.

     The Investment Funds pay asset-based management fees to the Portfolio Managers ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fees on the statement of operations.

     BOARD OF MANAGERS FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act, receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Managers who are not "interested persons" for all reasonable out-of-pocket expenses incurred by them in performing their duties.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.   ADMINISTRATIVE SERVICES

     PFPC Inc. serves as Administrative, Accounting and Investor Servicing Agent to Fund I and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon the average net assets of Fund I, subject to minimum monthly fees.

6.   SECURITIES TRANSACTIONS

     Total purchases and sales of investments (excluding short-term investments) by Fund I for the six months ended September 30, 2004 amounted to $530,000,000 and $27,325,842, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of September 30, 2004. Each Member of Fund I as of September 30, 2004 is organized and created as a tax-exempt trust under
     Section 501(a) of the Internal Revenue Code.

7.   CREDIT, LIQUIDITY AND MARKET RISK

     An investment in Fund I involves certain risks, including the risk that the entire amount invested may be lost. The investments of Fund I relate to the active trading of securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks associated with market volatility, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. Investments in Investment Funds may be restricted from early redemption or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require advance notice of an investor's intent to redeem its interest and may, depending on the Investment Fund's governing agreements, deny or delay a redemption request.

     Fund I maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. Fund I has not experienced any losses in such accounts.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

8.   REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

9.   UNDERLYING FUNDS

     As of September 30, 2004, the value of Fund I's investments in Double Black Diamond Ltd. and Shepherd Investments International Ltd. each constituted more than 5% of Fund I's net assets.

     The investment strategy of Double Black Diamond Ltd. I is to identify and exploit inefficiencies in the global securities markets using a market neutral approach. Fund I holds Series B shares of Double Black Diamond Ltd., which generally cannot be redeemed for 36 months from the initial acquisition date without incurring an early redemption charge. Thereafter, shares may generally be redeemed as of the end of any calendar quarter.

     Shepherd Investments International Ltd. pursues a global multi-strategy investment program and generally the shares may not be redeemed within the initial six months after such shares are first acquired. Thereafter, shares may generally be redeemed as of the end of any calendar quarter but in certain circumstances may be subject to redemption charges.

10.  GUARANTEES

     In the normal course of business, Fund I enters into contracts in which Fund I indemnifies a third party for losses related to actions or omissions, subject to an agreed upon standard of care. Fund I's maximum exposure under these agreements is dependent on future claims that may be made against Fund I, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the following periods:

                                                                                                Period from June 26,
                                      Six Months Ended                                           2001 (Commencement
                                     September 30, 2004      Year Ended       Year Ended          of Operations) to
                                        (Unaudited)        March 31, 2004   March 31, 2003         March 31, 2002
                                    --------------------------------------------------------------------------------
Total Return (1)                           (0.07)%               11.64%         (0.48)%                  3.08%
Members' capital, end
  of period (000)                         $1,658,034           $1,144,829      $609,999                 $582,821
Portfolio Turnover                            2%                  7%(4)           48%                      0%

Annualized ratios to
Average Members' capital: (3)

Operating expenses
(excluding dividend expense)
before reimbursement of
management fee to Fund I                    1.07%(2)              1.12%          0.73%                   0.96%(2)
Dividend expense                            0.00%                 0.05%          0.03%                   0.00%
Reimbursement of
management fee to Fund I                    0.00%(2)              0.00%          0.00%                  (0.30)%(2)
Net expenses                                1.07%(2)              1.17%          0.76%                   0.66%(2)

Net investment loss                        (1.07)%(2)            (1.12)%        (0.70)%                 (0.60)%(2)

(1)  Total  return  assumes a purchase of an  interest in Fund I on the first day and a sale of the  interest on the last day of the period noted.  Total returns for a period of less than a full year are not annualized.  Returns are geometrically linked based on capital cash flow dates during the reporting period.

(2)  The ratios of expenses and net investment loss are annualized.

(3)  Average Members' capital is measured using the weighted average Members' capital at each cash flow date.

(4)  Does not include transfer of separate account assets to Numeric European Long/Short Fund I L.P.

GMAM ABSOLUTE RETURN STRATEGY FUND I
 (A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION
SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

     A description of the policies and procedures that Fund I uses to determine how to vote proxies relating to portfolio securities was included in Fund I's Form N-CSR filed on June 10, 2004 and its record of actual proxy votes cast is available in Fund I's Form N-PX filed on August 18, 2004, both on the SEC's web site at www.sec.gov. These are found on the site under "Search for Company Filings" and then "Companies & Other Filers" and may also be obtained at no additional charge by calling collect 302-791-2595.

QUARTERLY FILING OF COMPLETE PORTFOLIO SCHEDULE ("FORM N-Q")

     Fund I will file a complete portfolio schedule with the Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters on Form N-Q, beginning with the quarter ending December 31, 2004. The Form N-Q will be available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   GMAM Absolute Return Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Allen Reed
                         -------------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date                       December 6, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ W. Allen Reed
                         -------------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date                       December 6, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael E. Klehm
                         -------------------------------------------------------
                           Michael E. Klehm, Treasurer
                           (principal financial officer)

Date                       December 6, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.